ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2016 Number $ / shares shares	Dec. 31, 2015 Number $ / shares shares	Aug. 31, 2015
Number of common stock issued	5,000,000
Number of common stock returned	4,975,000	4,975,000
Number of common stock held	25,000	25,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Number of capital stock converted into common stock	2	2
Qpagos, S.A. P.I de C.V [Member]
Percentage of majority stockholders	99.996%	99.996%
Warrant [Member]
Number of common stock exercisable		6,219,200
QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Number of common stock others	2
Number of common stock held	49,929,000	49,929,000
Number of subsidiaries | Number	2	2
Percentage of majority stockholders	100.00%
Percentage of outstanding shares	91.00%	91.00%
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Date of acquisition agreement	May 12, 2016	May 12, 2016
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | Warrant [Member]
Number of common stock exercisable	6,219,200	6,219,200
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | Share Exchange Agreement [Member]
Percentage of majority stockholders			99.996%
Percentage of outstanding shares			99.99%
Redpag Electronicos, S.A. P.I. de C.V [Member]
Percentage of majority stockholders	99.99%	99.99%